Segment Information and Geographic Data - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Sales to an individual customer	No sales to an individual customer or country other than the United States accounted for more than 10%	No sales to an individual customer or country other than the United States accounted for more than 10%	No sales to an individual customer or country other than the United States accounted for more than 10%